Operating Segmentation	9 Months Ended
Jul. 31, 2022
Text Block [Abstract]
Operating Segmentation
Note 11: Operating Segmentation
Operating Groups
We conduct our business through three operating groups, each of which has a distinct mandate. Our operating groups are Personal and Commercial Banking (P&C) (comprised of Canadian Personal and Commercial Banking (Canadian P&C) and U.S. Personal and Commercial Banking (U.S. P&C)), BMO Wealth Management (BMO WM) and BMO Capital Markets (BMO CM), along with a Corporate Services unit.
For additional information refer to Note 25 of our annual consolidated financial statements for the year ended October 31, 2021.
Our results and average assets, grouped by operating segment, are as follows:

(Canadian $ in millions)
For the three months ended July 31, 2022	Canadian P&C	U.S. P&C	BMO WM	BMO CM	Corporate Services (1)	Total
Net interest income (2)	1,938	1,278	314	750	(83)	4,197
Non-interest revenue	591	298	1,391	514	(892)	1,902
Total Revenue	2,529	1,576	1,705	1,264	(975)	6,099
Provision for (recovery of) credit losses on impaired loans	104	22	2	(22)	(2)	104
Provision for (recovery of ) credit losses on performing loans	(15)	46	(12)	15	(2)	32
Total provision for (recovery of) credit losses	89	68	(10)	(7)	(4)	136
Insurance claims, commissions and changes in policy benefit liabilities	-	-	413	-	-	413
Depreciation and amortization	131	105	63	68	-	367
Non-interest expense	1,003	667	818	852	152	3,492
Income (loss) before taxes	1,306	736	421	351	(1,123)	1,691
Provision for (recovery of) income taxes	341	168	97	89	(369)	326
Reported net income (loss)	965	568	324	262	(754)	1,365
Average Assets (3)	296,941	144,043	50,774	398,282	178,984	1,069,024

For the three months ended July 31, 2021	Canadian P&C	U.S. P&C	BMO WM	BMO CM	Corporate Services (1)	Total
Net interest income (2)	1,660	1,048	247	696	(130)	3,521
Non-interest revenue	580	305	2,180	888	88	4,041
Total Revenue	2,240	1,353	2,427	1,584	(42)	7,562
Provision for (recovery of) credit losses on impaired loans	100	(9)	-	(19)	(1)	71
Provision for (recovery of ) credit losses on performing loans	(7)	(53)	(2)	(75)	(4)	(141)
Total provision for (recovery of) credit losses	93	(62)	(2)	(94)	(5)	(70)
Insurance claims, commissions and changes in policy benefit liabilities	-	-	984	-	-	984
Depreciation and amortization	121	117	74	72	-	384
Non-interest expense	907	576	870	853	94	3,300
Income (loss) before taxes	1,119	722	501	753	(131)	2,964
Provision for (recovery of) income taxes	291	172	122	200	(96)	689
Reported net income (loss)	828	550	379	553	(35)	2,275
Average Assets (3)	265,689	125,840	48,053	367,900	162,761	970,243

(Canadian $ in millions)
For the nine months ended July 31, 2022	Canadian P&C	U.S. P&C	BMO WM	BMO CM	Corporate Services (1)	Total
Net interest income (2)	5,488	3,575	864	2,419	(228)	12,118
Non-interest revenue	1,833	974	2,730	2,348	3,137	11,022
Total Revenue	7,321	4,549	3,594	4,767	2,909	23,140
Provision for (recovery of) credit losses on impaired loans	290	60	2	(37)	(5)	310
Provision for (recovery of ) credit losses on performing loans	(123)	(105)	(7)	12	-	(223)
Total provision for (recovery of) credit losses	167	(45)	(5)	(25)	(5)	87
Insurance claims, commissions and changes in policy benefit liabilities	-	-	(314)	-	-	(314)
Depreciation and amortization	382	314	193	212	-	1,101
Non-interest expense	2,836	1,895	2,470	2,678	438	10,317
Income before taxes	3,936	2,385	1,250	1,902	2,476	11,949
Provision for income taxes	1,027	548	297	487	536	2,895
Reported net income	2,909	1,837	953	1,415	1,940	9,054
Average assets (3)	287,326	141,294	50,008	398,394	178,228	1,055,250

For the nine months ended July 31, 2021	Canadian P&C	U.S. P&C	BMO WM	BMO CM	Corporate Services (1)	Total
Net interest income (2)	4,849	3,194	723	2,242	(454)	10,554
Non-interest revenue	1,633	935	4,795	2,454	242	10,059
Total Revenue	6,482	4,129	5,518	4,696	(212)	20,613
Provision for (recovery of) credit losses on impaired loans	404	17	3	20	(3)	441
Provision for (recovery of ) credit losses on performing loans	(22)	(133)	(10)	(126)	(4)	(295)
Provision for (recovery of) credit losses	382	(116)	(7)	(106)	(7)	146
Insurance claims, commissions and changes in policy benefit liabilities	-	-	1,302	-	-	1,302
Depreciation and amortization	360	355	243	211	-	1,169
Non-interest expense	2,559	1,711	2,610	2,442	1,215	10,537
Income (loss) before taxes	3,181	2,179	1,370	2,149	(1,420)	7,459
Provision for (recovery of) income taxes	826	512	333	560	(367)	1,864
Reported net income (loss)	2,355	1,667	1,037	1,589	(1,053)	5,595
Average Assets (3)	259,864	128,722	47,761	371,046	166,411	973,804

(1)	Corporate Services includes Technology and Operations.
(2)
 Operating groups report on a taxable equivalent basis (teb). Revenue and the provision for income taxes are increased on tax-exempt
securities to an equivalent
before-tax
basis to facilitate comparisons of income between  taxable and tax-exempt
sources. The offset to the groups’ teb adjustments is reflected in Corporate Services revenue and provision for income taxes.

(3)

Included within average assets are average earning assets, which are comprised of deposits with other banks, deposits at central banks, reverse repos, loans and securities. Total average earning assets for three and nine months ended July 31, 2022 are $972,879 million and $965,120 million, including $282,781 million and $273,270 million for Canadian P&C, $137,169 million and $134,175 million for U.S. P&C, and

$552,929 million and

$557,675 million for all other operating segments including Corporate Services (for three and nine months ended July 31, 2021 - Total: $887,231 million and $890,240 million, Canadian P&C: $250,980 million and

$244,893 million, U.S. P&C: $119,129 million and $121,833 million and all other operating segments: $517,122 million and $523,514 million).

Effective the first quarter of fiscal 2022, certain expense allocations were updated within our operating segment to better align with current experience, with no impact to total bank. Comparative figures have been reclassified to conform with the current period’s presentation.